Borrowings	6 Months Ended
Jun. 30, 2018
Borrowings [Abstract]
Borrowings

BORROWINGS

The maturity profile of borrowings, which were higher due to the acquisition of RAI, is as follows:

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
	£m	£m	£m
Due within one year:	5,287	5,822	5,423
Due beyond one year:	43,225	15,085	44,027
Total borrowings	48,512	20,907	49,450